Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended
	Jul. 26, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222701
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,220	$ 10,030	$ 9,585	$ 8,992	$ 8,502	$ 8,859	$ 8,829	$ 9,036	$ 9,637	$ 9,720	$ 10,697	$ 11,107	$ 11,759	$ 12,221	$ 12,142	$ 12,324	$ 13,308	$ 14,035	$ 14,970	$ 15,804
C000222700
Account Value [Line Items]
Accumulated Value	500,000	511,000	502,000	479,881	450,240	426,220	444,107	442,973	453,371	484,046	488,206	537,306	558,439	591,195	614,970	610,837	619,994	670,628	707,256	754,893	796,954
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,233	10,276	9,799	9,197	8,874	9,166	9,008	9,384	10,183	10,322	11,585	11,972	12,846	13,881	13,616	13,543	14,881	15,767	15,933	17,530
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	511,655	513,804	489,956	459,835	443,697	458,300	450,402	469,191	509,175	516,085	579,226	598,608	642,295	694,059	680,784	677,135	744,034	788,368	796,629	876,519
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	10,000	10,225	10,059	9,781	9,272	8,805	9,116	9,179	9,341	9,928	10,023	10,961	11,348	12,054	12,449	12,404	12,685	13,720	14,427	15,266	16,251
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 511,250	$ 502,972	$ 489,048	$ 463,578	$ 440,230	$ 455,799	$ 458,966	$ 467,048	$ 496,398	$ 501,149	$ 548,048	$ 567,378	$ 602,681	$ 622,443	$ 620,181	$ 634,235	$ 685,998	$ 721,361	$ 763,301	$ 812,528